Group information	12 Months Ended
Dec. 31, 2017
Group information
Group information

22.Group information

As of December 31, 2017, the Group's subsidiaries, all of which are wholly-owned, are as follows:

Country of
Name	Incorporation

Talend, Inc.	United States of America
Talend USA, Inc.	United States of America
Talend Limited	United Kingdom
Talend Beijing Co. Ltd.	China
Talend KK	Japan
Talend Limited (Ireland)	Ireland
Talend GmbH Switzerland	Switzerland
Talend GmbH Germany	Germany
Talend Limited (Canada)	Canada
Talend Australia Pty	Australia
Talend Singapore Pte. Ltd.	Singapore
Talend Netherlands BV	Netherlands
Talend Italy S.R.L.	Italy
Talend Sweden AB	Sweden
Talend Spain, SL	Spain
Talend Data Integration Services Private Limited	India
Restlet SAS	France
Restlet, Inc.	United States of America